Business Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 16,727,203	$ 16,108,317	$ 13,788,060
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	437,459	409,195	422,476
Long-lived assets	609,040	493,782	420,573
North America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	9,606,111	9,031,108	7,925,472
Long-lived assets	12,891,384	12,428,762	10,326,615
Remaining World [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	4,566,157	4,359,979	4,222,567
Long-lived assets	$ 3,226,779	$ 3,185,773	$ 3,040,872